Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Replacement cost	$ 20,085	$ 20,009
Credit equivalent amount	79,418	80,417
Risk-weighted equivalent	24,721	20,225
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	3,137	5,439
Credit equivalent amount	8,842	19,630
Risk-weighted equivalent	177	393
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	30	18
Credit equivalent amount	191	73
Risk-weighted equivalent	79	19
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	7,112	6,487
Credit equivalent amount	17,324	15,911
Risk-weighted equivalent	7,359	6,229
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	142	149
Credit equivalent amount	392	547
Risk-weighted equivalent	285	326
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	4
Credit equivalent amount	307	256
Risk-weighted equivalent	136	113
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	2,796	2,333
Credit equivalent amount	17,641	15,822
Risk-weighted equivalent	4,537	3,899
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	2,392	3,047
Credit equivalent amount	15,349	15,678
Risk-weighted equivalent	3,997	4,001
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	465	404
Credit equivalent amount	923	908
Risk-weighted equivalent	292	285
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	1	4
Credit equivalent amount	155	213
Risk-weighted equivalent	59	67
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	429	156
Credit equivalent amount	1,839	613
Risk-weighted equivalent	81	40
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	3,577	1,972
Credit equivalent amount	16,455	10,766
Risk-weighted equivalent	$ 7,719	$ 4,853